INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD - Summarised Statement of Comprehensive Income, Emergent Entertainment PLC (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Revenues	£ 47,363		£ 74,204	£ 18,957
Cost of sales	(38,183)		(22,186)	(17,106)
Gross profit	(34,460)		53,646	3,921
Loss from operations	(194,592)		39,271	1,442
Income tax expense (recovery)	(361)		8,506
Other comprehensive income	(5,250)		6,575	265
Total comprehensive income for the period	(199,481)		£ 37,340	£ 1,707
Emergent Entertainment PLC [Member]
Disclosure of associates [line items]
Revenues	352
Cost of sales	(224)
Gross profit	128
Operating costs and expense	(12,088)	£ (7,652)
Revaluation loss - digital assets	(12,810)	2,394
Loss from operations	(24,770)	(5,258)
Non-operating costs	(209)
Income tax expense (recovery)	2,579	575
Post-tax loss	(22,400)	(4,867)
Other comprehensive income	(26,991)	26,991
Total comprehensive income for the period	£ (49,391)	£ 21,824